Derivative Instruments (Tables)	12 Months Ended
Mar. 31, 2026
Derivative Instrument Detail [Abstract]
Summary of Notional Amount at Inception and Fair Value
The following table summarizes the notional amount at inception and fair value of these instruments:

	2026			2025
	Carrying amount assets	Carrying amount liabilities	Notional amount	Carrying amount assets	Carrying amount liabilities	Notional amount
	(In million)	(In million)	(In million)	(In million)	(In million)	(In million)
Foreign currency swaps	$14.9	$3.9	$2,487.3	$2.0	$3.2	$1,452.2
Foreign currency forwards	2.1	2.0	761.3	1.1	0.6	727.0
Non-deliverable foreign exchange forwards	11.2	12.8	2,168.6	0.1	1.0	123.9

Total derivative instruments	28.2	18.7	5,417.2	3.2	4.8	2,303.1